Provisions - Narrative (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of other provisions [line items]
Additional provisions	€ 21,432	€ 18,122
Personnel costs	17,100	19,100	€ 18,200
Onerous lifetime service contracts
Disclosure of other provisions [line items]
Additional provisions	636
Supplier take or pay
Disclosure of other provisions [line items]
Increase in existing provisions, other provisions	267
Commercial risks
Disclosure of other provisions [line items]
Additional provisions	1,964	912
Settlement of other provisions, carryback of excess credits	433
Restructuring
Disclosure of other provisions [line items]
Additional provisions	1,706	1,147
Personnel costs	21	279
Restructuring | North America And Enlarged Europe
Disclosure of other provisions [line items]
Additional provisions	€ 1,617	€ 1,119